Annual Total Returns - Fidelity® Small Cap Growth Fund [BarChart] - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-11 - Fidelity® Small Cap Growth Fund - Fidelity Small Cap Growth Fund-Retail Class
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	13.04%
Annual Return 2013	44.53%
Annual Return 2014	3.86%
Annual Return 2015	5.79%
Annual Return 2016	10.97%
Annual Return 2017	29.01%
Annual Return 2018	(4.58%)
Annual Return 2019	36.31%
Annual Return 2020	36.41%
Annual Return 2021	10.55%